Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2022	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Segment Trademark shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment Trademark shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 30, 2021 USD ($)	Jun. 28, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs										$ 5,600,000
Payments to acquire intangible assets				$ 10,500,000	$ 20,800,000	$ 21,500,000	$ 0	$ 13,600,000
Business acquisition, transaction costs		$ 100,000	$ 200,000	800,000	600,000	900,000	1,400,000	200,000
Impairment losses of real property assets recognized		0	0	0	0	0	0	0
Trademarks acquired amount		0		0
Trademarks acquired		15,947,059		15,947,059		$ 16,052,941	16,194,118
Number of trademarks acquired | Trademark						2
Amortization period of intangible assets						18 months
Gross amounts of lease intangibles		67,900,000		67,900,000		$ 68,600,000	47,300,000
Accumulated amortization		58,500,000		58,500,000		56,800,000	45,700,000
Redemptions of common stock		2,100,000		$ 2,100,000		$ 5,600,000	$ 2,000,000	$ 4,900,000
Redemptions of common stock (in shares) | shares				0.1		0.4	0.2	0.5
Maximum annual contributions per employee, percentage				100.00%		100.00%
Employer matching contributions, amount		100,000	100,000	$ 400,000	200,000	$ 200,000
Employer matching contribution, percent				100.00%		100.00%
Employer matching contribution, percent of match				4.00%		4.00%
Net deferred tax liability		6,275,250		$ 6,275,250		$ 7,719,098	$ 8,380,215
Deferred tax benefit		100,000	300,000	$ 900,000	2,200,000	$ 2,000,000	5,900,000
Minimum percentage of ordinary taxable income to be distributed to stockholders				90.00%		90.00%
Net deferred tax liability		6,300,000		$ 6,300,000
Current income tax expense		200,000	15,000	500,000	100,000	$ 200,000	100,000
Net combined foreign, federal, and state income tax benefit						1,800,000	5,800,000
Unrecognized tax benefits						3,700,000	4,100,000
Unrecognized tax benefits		4,200,000		4,200,000		5,100,000
Interest or penalties related to uncertain tax position				$ 0		$ 0
Open tax year				2017 2018 2019 2020		2017 2018 2019 2020
Number of reportable business segments | Segment				2		2
Allowance for doubtful accounts		1,000,000		$ 1,000,000		$ 500,000	300,000
Impairment of goodwill and intangible assets		0	0	0	0	0	36,465,732	$ 0
Trademark impairment losses		$ 0	$ 0	$ 0	$ 0
Effective income tax rate adjustments to deferred tax liabilities		4.35%	(35.30%)	(2.10%)	14.20%
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity non-voting ownership percentage	10.00%
Operating Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs		$ 1,200,000	$ 1,000,000	$ 3,300,000	$ 2,700,000	3,700,000	2,900,000
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs		400,000	200,000	$ 800,000	$ 600,000	$ 800,000	600,000	700,000
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				22.00%	21.00%	22.00%
Rental Income | Geographic Concentration Risk | California
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				20.00%	21.50%	21.00%
Rental Income | Geographic Concentration Risk | Greater Toronto Area of Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				10.40%	11.60%	11.00%
Canadian Entities
Summary Of Significant Accounting Policies [Line Items]
Net deferred tax liability						$ 7,100,000
Net deferred tax liability		6,200,000		$ 6,200,000		7,100,000	5,800,000
Gross deferred tax liability		10,000,000		10,000,000		10,200,000	9,600,000
Gross deferred tax asset		3,700,000		3,700,000		3,100,000	3,800,000
Real Estate Investment
Summary Of Significant Accounting Policies [Line Items]
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)		8,700,000	$ 3,600,000	$ 11,100,000	$ 3,900,000	$ 3,800,000	600,000
Class T Common stock
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description				accrued daily in an amount equal to 1/365th of 1% of the purchase price per share		accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Redeemable Common Stock
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock						$ 1,700,000	700,000	400,000
Redeemable Common Stock | Share Redemption Program
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock		3,900,000		$ 3,900,000		3,900,000	1,300,000	$ 4,500,000
Revolving Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross		4,500,000		4,500,000		4,100,000	0
Accumulated amortization of debt issuance costs		2,000,000		2,000,000		800,000	0
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross		6,900,000		6,900,000		5,800,000	12,000,000
Accumulated amortization of debt issuance costs		2,200,000		2,200,000		1,900,000	7,900,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2022		1,900,000		1,900,000		10,500,000
Total estimated future amortization expense of intangible assets, year 2023		6,400,000		6,400,000		200,000
Total estimated future amortization expense of intangible assets, year 2024		100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, year 2025		100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter						$ 1,000,000
Total estimated future amortization expense of intangible assets, year 2026		100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter		800,000		$ 800,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				5 years		5 years
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Trademarks acquired amount		200,000		$ 200,000		$ 400,000	500,000
Trademarks acquired		15,700,000		15,700,000		15,700,000
Total estimated future amortization expense of intangible assets, year 2022		35,000		35,000		140,000
Total estimated future amortization expense of intangible assets, year 2023		140,000		140,000		140,000
Total estimated future amortization expense of intangible assets, year 2024		70,000		70,000		70,000
Total estimated future amortization expense of intangible assets, thereafter		0		$ 0		0
Management Contract Intangible Asset
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2022						14,000
Total estimated future amortization expense of intangible assets, year 2023						55,000
Total estimated future amortization expense of intangible assets, year 2024						54,000
Total estimated future amortization expense of intangible assets, year 2025						0
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Number of trademarks acquired | Trademark				2
Total estimated future amortization expense of intangible assets, year 2022						700,000
Total estimated future amortization expense of intangible assets, year 2023						700,000
Total estimated future amortization expense of intangible assets, year 2024						700,000
Total estimated future amortization expense of intangible assets, year 2025						300,000
Total estimated future amortization expense of intangible assets, thereafter						0
Gross amounts of lease intangibles		9,900,000		$ 9,900,000		6,800,000	18,100,000
Accumulated amortization		1,800,000		1,800,000		4,300,000	7,300,000
Deferred tax liability on intangible assets acquired		100,000		100,000		$ 600,000	2,600,000
Primary Offering Former Dealer Manager Agreement | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Percentage of gross proceeds from sale of shares						10.00%
Investments in and Advances to Managed REITs
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs		33,500,000		33,500,000		$ 11,000,000	15,100,000		$ 11,000,000
Investments in and Advances to Managed REITs | Managed REITs
Summary Of Significant Accounting Policies [Line Items]
Receivables due from related parties		$ 1,200,000		$ 1,200,000		$ 1,400,000	$ 500,000